ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy - Additional information (Details) - Equity securities - Recurring fair value measurement [member] - Level 3 of fair value hierarchy [member] - COP ($)
$ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Additions	$ 3,553	$ 257,457	$ 238
Banco de Occidente S.A. and Fiduciaria de Occidente S.A. [member]
Disclosure of fair value measurement of assets [line items]
Additions		250,768
Multi Financial Group Inc [member]
Disclosure of fair value measurement of assets [line items]
Additions		$ 6,689